Fair value measurements (Schedule of Changes in Level 3 Instruments) (Details) - Level 3 [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Liabilities measured at fair value [Line Items]
Fair value as at January 1, 2016 and January 1, 2017	¥ 6,117
Other than temporary impairment	(6,117)
Addition	2,033
Foreign currency translation adjustment	(72)
Fair value as at December	¥ 1,961